Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Millions	3 Months Ended						4 Months Ended		12 Months Ended
	Feb. 24, 2018	Dec. 02, 2017	Sep. 09, 2017	Feb. 25, 2017	Dec. 03, 2016	Sep. 10, 2016	Jun. 17, 2017	Jun. 18, 2016	Feb. 24, 2018	Feb. 25, 2017	Feb. 27, 2016
Income Tax Disclosure [Abstract]
Income tax benefit at federal statutory rate									$ (301.5)	$ (162.3)	$ (189.6)
State income taxes, net of federal benefit									(39.8)	(20.2)	(38.9)
Change in valuation allowance									(218.0)	107.1	113.0
Tax Cuts and Jobs Act									(430.4)	0.0	0.0
Unrecognized tax benefits									(36.5)	(18.7)	3.1
Member loss									83.1	16.6	60.4
Charitable donations									0.0	(11.1)	(11.1)
Tax Credits									(9.1)	(17.3)	(6.9)
Indemnification asset / liability									0.0	5.1	14.0
CVR liability adjustment									(20.3)	7.5	0.0
Reorganization of limited liability companies									46.7	0.0	0.0
Nondeductible equity-based compensation expense									1.6	4.2	12.3
Other									(39.6)	(1.2)	4.1
Income tax benefit	$ (373.0)	$ (523.5)	$ (67.7)	$ (79.9)	$ 4.1	$ (38.6)	$ 0.4	$ 24.1	$ (963.8)	$ (90.3)	$ (39.6)